SEGMENT REPORTING	12 Months Ended
Sep. 30, 2012
SEGMENT REPORTING [Abstract]
SEGMENT REPORTING
21.	SEGMENT REPORTING

The Group operates and manages its business as a single segment that includes primarily the provision of online and offline education services and selling of related products.

The revenues attributable to the different service and product groups are as follows:

	Years ended September 30,
	2010	2011	2012
	US$	US$	US$
Online education services	23,982	30,788	40,281
Books and reference materials	3,939	4,743	4,438
Offline education services	1,557	2,907	4,507
Others	3,101	3,126	2,876

	32,579	41,564	52,102

Online education services accounted for 73.6%, 74.0% and 77.3% of the Group's total net revenue for the years ended September 30, 2010, 2011 and 2012, respectively. Any significant reduction in sales from this service could have a substantial negative impact on the Group's results of operations.

Geographic disclosures:

As the Group primarily generates its revenues from customers in the PRC, no geographical segments are presented. All of the Group's long-lived assets are located in the PRC.